Provision for Income Taxes Expenses (Details) - Schedule of Two Enacted Income Taxes	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Two Enacted Income Taxes [Abstract]
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	3.90%	3.90%	3.90%